Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

In the year ended December 31, 2018, the Company acquired Solutions Alveo Inc. and Tictail, Inc. resulting in additions to goodwill of $2,577 and $15,125, respectively. The remainder of the Company's goodwill relates to previous acquisitions of various companies including, but not limited to, Oberlo UAB, which was acquired on April 28, 2017. Goodwill is attributable to the Company’s single reporting unit.
The Company completed its annual impairment test of goodwill as of September 30, 2018. The Company exercised its option to bypass the qualitative assessment pursuant to ASC 350, Intangibles - Goodwill and Other, and perform a quantitative analysis. The Company determined that the consolidated business is represented by a single reporting unit and concluded that the estimated fair value of the reporting unit, determined using market capitalization, was greater than its carrying amount.
No goodwill impairment was recognized in the years ended December 31, 2018 or December 31, 2017.
The gross changes in the carrying amount of goodwill as of December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of the year	20,317	15,504
Acquisition of Tictail, Inc.	15,125	—
Acquisition of Solutions Alveo Inc.	2,577	—
Acquisition of Oberlo UAB	—	4,813
Balance, end of the year	38,019	20,317